INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area

A.Revenues by Geographic Area - as Percentage of Total Revenue

	Year ended December 31,
	2020	2019	2018
USA	44%	52%	52%
Japan	28	29	34
Asia (other than Japan)	22	15	10
Europe	6	4	4
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNP’s and TSSA’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2020	2019
Israel	$215,006	$219,479
United States	234,902	248,453
Japan	389,263	214,007
	$839,171	$681,939

Schedule of Revenues of Major Customers

D.Major Customers - as Percentage of Total Revenue

	Year ended December 31,
	2020	2019	2018
Customer A	25%	27%	33%
Customer B	11	7	1
Other customers *	22	25	28

*

Represents aggregated revenue to four customers that accounted for between 4% to 7% of total revenue during 2020, to four customers that accounted for between 5% and 9% of total revenue during 2019, and to four customers that accounted for between 5% and 9% of total revenue during 2018.